COLUMBIA ETF TRUST I

225 Franklin Street

Boston, MA 02110

March 1, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia ETF Trust I (the Registrant)

Columbia Diversified Fixed Income Allocation ETF

Columbia Sustainable Global Equity Income ETF

Columbia Sustainable International Equity Income ETF

Columbia Sustainable U.S. Equity Income ETF

Post-Effective Amendment No. 7

File No. 333-209996/811-22736

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 7 (Amendment). This Amendment was filed electronically on February 28, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia ETF Trust I